Deferred Income Tax Assets/Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Changes in Deferred Income Tax Assets and Liabilities
Changes in “Deferred Income Tax Assets and Liabilities” during the fiscal years ended December 31, 2020 and December 31, 2019 are as follows:
Deferred Tax Assets

Item	12.31.19	Charge to Income	Others	12.31.20
Valuation of Securities	51,229	(51,125)	—	104
Loans and Other Financing	4,278,791	6,958,396	—	11,237,187
Tax Loss Carryforwards	66,615	246,174	—	312,789
Other Non-financial Assets	15,463	14,465	—	29,928
Allowance for Impairment	9,541	(9,541)	—	—
Other Financial Liabilities	—	1,861	—	1,861
Subordinated Negotiable Obligations	—	7,064	—	7,064
Provisions	2,365,351	(1,577,952)	—	787,399
Other Non-financial Liabilities	616,418	(208,028)	—	408,390
Inflation adjustment deferral	7,914,417	3,704,300	—	11,618,717
Others	89,831	125,895	—	215,726

Totals	15,407,656	9,211,509	—	24,619,165

Net deferred tax assets in subsidiaries with net liability position	(11,586,278)	(3,820,292)	—	(15,406,570)

Deferred tax assets	3,821,378	5,391,217	—	9,212,595

Deferred Tax Liabilities

Item	12.31.19	Charge to Income	Others	12.31.20
Valuation of Securities	(28,583)	(1,275,634)	—	(1,304,217)
Other Financial Assets	(71,037)	45,911	—	(25,126)
Property, Plant and Equipment	(10,343,737)	(985,021)	—	(11,328,758)
Intangible Assets	(995,392)	(1,649,968)	—	(2,645,360)
Other Non-financial Assets	(843,466)	661,194	—	(182,272)
Non-current Assets Held for Sale	(2,102,102)	2,102,102	—	—
Other Financial Liabilities	(34,675)	—	—	(34,675)
Subordinated Negotiable Obligations	(16,044)	—	—	(16,044)
Provisions	(148,504)	148,504	—	—
Other Non-financial Liabilities	(18,177)	17,769	—	(408)
Foreign Currency Exchange Differences	(4,016)	1,591	—	(2,425)
Inflation adjustment deferral	—	(3,816)	—	(3,816)
Others	(1,099)	696	—	(403)

Totals	(14,606,832)	(936,672)	—	(15,543,504)

Net deferred tax liabilities in subsidiaries with net asset position	11,586,278	3,820,292	—	15,406,570

Deferred tax liabilities	(3,020,554)	2,883,620	—	(136,934)

Deferred Tax Assets

Item	12.31.18	Charge to Income	Others	12.31.19
Valuation of Securities	1,946	50,636	(1,353)	51,229
Loans and Other Financing	6,083,246	(1,804,455)	—	4,278,791
Tax Loss Carryforwards	8,060	58,555	—	66,615
Other Non-financial Assets	71,195	(55,732)	—	15,463
Non-current Assets Held for Sale	1,743	(1,743)	—	—
Allowance for Impairment	52,378	(42,837)	—	9,541
Provisions	925,174	1,440,177	—	2,365,351
Other Non-financial Liabilities	886,431	(270,013)	—	616,418
Foreign Currency Exchange Differences	10,987	(10,987)	—	—
Inflation adjustment deferral	—	7,914,417	—	7,914,417
Others	47,949	41,882	—	89,831

Totals	8,089,109	7,319,900	(1,353)	15,407,656

Net deferred tax assets in subsidiaries with net liability position	(6,051,423)	(5,534,855)	—	(11,586,278)

Deferred tax assets	2,037,686	1,785,045	(1,353)	3,821,378

Deferred Tax Liabilities

Item	12.31.18	Charge to Income	Others	12.31.19
Valuation of Securities	(263,623)	235,040	—	(28,583)
Other Financial Assets	(103,444)	32,407	—	(71,037)
Loans and Other Financing	(20,712)	20,712	—	—
Property, Plant and Equipment	(8,260,698)	(2,083,039)	—	(10,343,737)
Intangible Assets	(367,136)	(628,256)	—	(995,392)
Other Non-financial Assets	(791,093)	(52,373)	—	(843,466)
Non-current Assets Held for Sale	—	(2,102,102)	—	(2,102,102)
Other Financial Liabilities	(33,364)	(1,311)	—	(34,675)
Subordinated Negotiable Obligations	(36,853)	20,809	—	(16,044)
Provisions	—	(148,504)	—	(148,504)
Other Non-financial Liabilities	—	(18,177)	—	(18,177)
Foreign Currency Exchange Differences	—	(4,016)	—	(4,016)
Others	(161,278)	160,179	—	(1,099)

Totals	(10,038,201)	(4,568,631)	—	(14,606,832)

Net deferred tax liabilities in subsidiaries with net asset position	6,051,423	5,534,855	—	11,586,278

Deferred tax liabilities	(3,986,778)	966,224	—	(3,020,554)

Summary of Changes in Deferred Income Tax Assets and Liabilities
In addition, the expiration dates of tax loss carryforwards are as follows:

Year of Generation	Amount	Year Due	Deferred Tax Assets
2018	26,865	2023	8,060
2019	195,185	2024	58,555
2020	820,580	2025	246,174

			312,789